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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Alternative Beta Fund
ING Global Target Payment Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2009 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 55.5%
74,088		iShares MSCI EAFE Index Fund		$3,734,776
69,644		iShares MSCI Emerging Markets Index Fund		2,487,684
35,898		iShares S&P Global Energy Sector Index Fund		1,145,146
		Total Exchange-Traded Funds
		(Cost $5,813,133)		7,367,606
SHORT-TERM INVESTMENTS: 40.5%
		Affiliated Mutual Fund: 40.5%
5,368,052		ING Institutional Prime Money Market Fund - Class I		5,368,052
		Total Short-Term Investments
		(Cost $5,368,052)		5,368,052
		Total Investments in Securities
		(Cost $11,181,185)*	96.0%	$12,735,658
		Other Assets and Liabilities - Net	4.0	535,631
		Net Assets	100.0%	$13,271,289

	*	Cost for federal income tax purposes is $11,253,674.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,481,984
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,481,984

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Exchange-Traded Funds	$7,367,606	$—	$—
Short-Term Investments	5,368,052	—	—
Total	$12,735,658	$—	$—

Other Financial Instruments**	(303,649)
Total	$(303,649)	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009:

Derivatives Fair Value*
Equity contracts	$(187,266)
Foreign exchange contracts	(116,383)
Total	$(303,649)

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Purchased options, swaps, and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2009 (Unaudited) (continued)

ING Alternative Beta Fund Open Futures Contracts on July 31, 2009

			Unrealized
	Number of		Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
U.S. Dollar Index	50	09/14/09	$(116,383)
			$(116,383)
Short Contracts
CBOE Volatility Index (VIX)	4	08/18/09	$6,889
Russell 2000 Mini	5	09/18/09	(31,911)
S&P 500 E-Mini	61	09/18/09	(162,244)
			$(187,266)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.5%
128,809		ING Alternative Beta Fund - Class I		$1,391,133
176,991		ING Disciplined International SmallCap Fund - Class I		1,178,760
160,794		ING Emerging Countries Fund - Class I		3,553,555
120,424		ING Global Bond Fund - Class I		1,417,393
164,590		ING Global Equity Dividend Fund - Class I		1,461,561
115,972		ING Global Real Estate Fund - Class I		1,499,523
645,942		ING Index Plus International Equity Fund - Class I		4,760,594
763,591		ING Intermediate Bond Fund - Class I		6,788,324
112,959		ING MidCap Opportunities Fund - Class I		1,449,265
138,614		ING Small Company Fund - Class I		1,462,383
576,671		ING Tactical Asset Allocation Fund - Class I		4,088,593
		Total Investments in Affiliated Investment Companies
		(Cost $31,575,429)*	99.5%	$29,051,084
		Other Assets and Liabilities - Net	0.5	136,979
		Net Assets	100.0%	$29,188,063

	*	Cost for federal income tax purposes is $32,893,349.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$238,580
		Gross Unrealized Depreciation		(4,080,845)
		Net Unrealized Depreciation		$(3,842,265)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Investment Companies	$29,051,084	$—	$—
Total	$29,051,084	$—	$—

Other Financial Instruments**		(143,085)
Total	$—	$(143,085)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009:

Derivatives Fair Value*
Equity contracts	$(143,085)
Total	$(143,085)

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Purchased options, swaps, and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2009 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value
32,852	Citigroup	iShares MSCI EAFE Index Fund	08/27/09	49.31	USD	$44,679	$(66,290)
1,432	Citigroup	Russell 2000 Index	08/27/09	550.88	USD	24,530	(27,682)
705	Citigroup	S&P 400 Midcap Index	08/27/09	624.49	USD	12,549	(13,223)
1,471	Citigroup	S&P 500 Index	08/27/09	982.18	USD	35,260	(35,890)
						$117,018	$(143,085)
	Total Premiums Received:		$117,018
	Total Liabilities for Call Options Written:		$143,085

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 23, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 23, 2009